Long-term Investment - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended				3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2024	Jul. 31, 2021	May 31, 2021	Jun. 30, 2018	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity and Cost Investments [Line Items]
Unrealized holding gain (loss) on investment							$ 543	$ 8,002	$ 896
Simple Agreement For Future Equity
Schedule of Equity and Cost Investments [Line Items]
Invested in common stock	$ 2,000			$ 1,500
Kinara
Schedule of Equity and Cost Investments [Line Items]
Invested in common stock					$ 3,000
BIWIN Storage Technology Corp.(BIWIN)
Schedule of Equity and Cost Investments [Line Items]
Invested in common stock			$ 2,041
Unrealized holding gain (loss) on investment							(76)	$ 8,002	$ 896
Realized Investment Gains (Losses)						$ 58
BIWIN Storage Technology Corp.(BIWIN) | Common Stock
Schedule of Equity and Cost Investments [Line Items]
Proceeds from Sale of Equity Securities, FV-NI						$ 4,374
Shenzhen Techwinsemi Technology Corp (TWSC) | Common Stock
Schedule of Equity and Cost Investments [Line Items]
Unrealized holding gain (loss) on investment							$ 619
Payments to Acquire Investments		$ 4,173